Organization and Business Operations (Details 3) (USD $)	6 Months Ended			6 Months Ended	0 Months Ended
	Sep. 30, 2013	Jul. 01, 2013	Mar. 31, 2013	Sep. 30, 2013 Karlsson Group	Jun. 26, 2013 Karlsson Group Karlsson Note Amendment Subsequent Events	Apr. 15, 2013 Karlsson Group Karlsson Note Amendment Subsequent Events	Apr. 15, 2013 Karlsson Group Karlsson Note Amendment Forecast By August 1, 2014 Subsequent Events	Jun. 26, 2013 Karlsson Group Second Extension Agreement Subsequent Events	Jun. 26, 2013 Karlsson Group Second Extension Agreement Subsequent Events Minimum item	May 02, 2013 Two stockholders Bridge Loan Subsequent Events	Apr. 15, 2013 Karlsson and Apollo Second Extension Agreement Subsequent Events Apollo Notes
Short-Term Liquidity and Capital Needs
Cash			$ 1,000,000
Working capital deficit	23,700,000		(144,700,000)
Accounts payable and accrued liabilities	4,628,000		14,607,000
Indebtedness			128,300,000
Number of wells on which the complete total depth milestone is required									8
Percentage of additional proceeds required to place in escrow	0.50			0.50				0.50
Capital raised, a portion of which is required to be deposited into escrow						30,000,000		24,000,000
Escrow deposit required	9,400,000			9,400,000		9,200,000		12,000,000
Proceeds from public offering placed into escrow					2,100,000			2,000,000
Proceeds from public offering								5,000,000
Remaining escrow obligation								10,000,000
Principal payments payable expressed as a percentage of capital raised											10.00%
Capital raising milestones							25,000,000
Borrowings										5,500,000
Available cash		1,400,000
Escrowed cash	353,000	2,400,000
Net proceeds received from shareholder rights offering		$ 4,100,000